SHARE-BASED COMPENSATION - Fair value of options granted (Details) - Kaixin Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of option per share	$ 3.21	$ 2.94
Aggregate grant date fair value of options	$ 7,794,799	$ 18,959,980